Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

May 31, 2021

CFL-QTLY-0721
1.802197.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
California - 96.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24 (Pre-Refunded to 2/1/22 @ 100)	$1,050	$1,084
5% 8/1/25 (Pre-Refunded to 2/1/22 @ 100)	1,245	1,285
5% 8/1/27 (Pre-Refunded to 2/1/22 @ 100)	300	310
5% 8/1/28 (Pre-Refunded to 2/1/22 @ 100)	400	413
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,378
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	3,222
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/24	11,530	12,766
5% 10/1/25	5,245	5,805
Series 2016 B:
5% 10/1/34	2,530	2,998
5% 10/1/35	4,000	4,733
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	900	987
Series 1997 C, 0% 9/1/22 (FSA Insured)	5,150	5,122
Antelope Valley Cmnty. College District Series A:
5% 8/1/31	1,325	1,626
5% 8/1/32	1,345	1,652
5% 8/1/33	1,805	2,213
5% 8/1/34	3,000	3,671
5% 8/1/35	4,000	4,896
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (a)	3,000	3,255
Series 2021 A, 2%, tender 4/1/28 (a)	17,000	18,158
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,571
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,045
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,210
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	4,355	4,569
5% 6/1/28 (Pre-Refunded to 6/1/22 @ 100)	3,045	3,195
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	503
5% 6/1/28	420	540
5% 6/1/29	500	658
5% 6/1/30	300	401
5% 6/1/31	300	399
5% 6/1/32	250	331
5% 6/1/33	250	329
California Dept. of Wtr. Resources Series AI, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	2,700	2,766
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	2,251
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,491
Series 2017 C:
5% 4/1/30	650	819
5% 4/1/31	890	1,117
5% 4/1/33	1,245	1,555
Series 2018 A:
5% 10/1/34	760	951
5% 10/1/36	840	1,045
5% 10/1/38	620	768
5% 10/1/42	4,000	4,915
5% 10/1/46	6,235	7,614
Series 2021 A:
5% 4/1/29	400	521
5% 4/1/30	425	563
5% 4/1/31	460	621
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2012, 5.25% 4/1/35	3,500	3,647
Series 2019, 5% 10/1/25	5,720	6,853
Series 2020:
4% 3/1/23	5,000	5,338
4% 3/1/24	7,500	8,282
4% 11/1/39	5,500	6,720
5% 11/1/27	2,000	2,540
5% 11/1/28	5,005	6,486
5% 3/1/32	4,800	6,352
5% 3/1/33	5,000	6,596
Series 2021:
5% 9/1/28 (b)	10,000	12,790
5% 12/1/46	1,500	1,946
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,657
5% 11/15/23	2,000	2,122
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,127
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,278
5% 11/15/36	5,000	6,275
5% 11/15/37	3,000	3,759
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,736
Series 2019 B, 5%, tender 10/1/27 (a)	7,700	9,708
Series 2011 D:
5% 8/15/22 (Pre-Refunded to 8/15/21 @ 100)	900	909
5% 8/15/23 (Pre-Refunded to 8/15/21 @ 100)	700	707
Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	3,335	4,008
Series 2017 A:
4% 11/1/38	5,475	6,423
5% 11/15/32	1,400	1,758
Series 2018 A, 5% 11/15/27	500	635
Series 2020 A, 4% 4/1/49	7,000	8,100
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,849	8,085
Series 2021 1, 3.5% 11/20/35	6,183	7,243
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	9,587
5% 8/1/49	11,000	13,774
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (a)	7,000	6,930
Series 2020, 4% 7/1/50	7,125	8,223
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,382
5% 6/1/33	2,320	2,849
5% 6/1/34	5,290	6,487
5% 6/1/35	5,110	6,258
5% 6/1/36	5,830	7,126
5% 6/1/37	3,000	3,659
Series 2019 A, 2.65% 8/1/36	9,817	10,498
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	359
5% 10/1/26	715	864
5% 10/1/28	2,130	2,609
5% 10/1/32	1,000	1,207
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,342
4% 5/15/30	1,575	1,829
4% 5/15/31	2,150	2,486
4% 5/15/32	1,000	1,152
5% 5/15/33	895	1,108
5% 5/15/34	1,000	1,238
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	287
5% 8/15/29	245	304
5% 8/15/30	225	278
5% 8/15/33	750	923
5% 8/15/36	1,435	1,758
(Pomona College Proj.) Series 2017:
4% 1/1/37 (Pre-Refunded to 1/1/28 @ 100)	1,250	1,498
4% 1/1/38 (Pre-Refunded to 1/1/28 @ 100)	1,500	1,798
5% 1/1/32 (Pre-Refunded to 1/1/28 @ 100)	1,000	1,262
5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	631
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,245
5% 6/1/28	1,000	1,242
5% 6/1/30	1,555	1,915
5% 6/1/32	1,000	1,228
5% 6/1/33	1,000	1,226
5% 6/1/35	1,000	1,222
5% 6/1/43	3,750	4,522
Series 2016 A, 5% 11/1/36 (c)	1,000	1,154
Series 2017 A:
5% 7/1/29	575	695
5% 7/1/31	1,000	1,199
5% 7/1/32	1,400	1,674
5% 7/1/33	1,000	1,193
5% 7/1/34	1,395	1,661
5% 7/1/35	1,500	1,784
5% 7/1/36	1,500	1,780
5% 7/1/37	1,250	1,481
Series 2017 B:
5% 7/1/28	1,250	1,524
5% 7/1/29	1,300	1,572
5% 7/1/30	750	902
5% 7/1/31	800	959
5% 7/1/32	1,385	1,656
Series 2017:
5% 10/1/27	500	618
5% 10/1/36	1,250	1,498
5% 10/1/37	500	598
5% 10/1/39	1,750	2,083
Series 2018:
5% 10/1/31	200	248
5% 10/1/32	225	278
5% 10/1/33	225	277
5% 10/1/34	225	277
5% 10/1/35	225	276
5% 10/1/36	250	306
5% 10/1/37	550	672
5% 10/1/38	345	421
Series 2019 A:
5% 4/1/30	3,000	3,844
5% 4/1/31	2,000	2,551
5% 4/1/32	3,000	3,815
5% 4/1/35	1,780	2,232
5% 4/1/36	1,125	1,408
5% 4/1/37	1,475	1,841
5% 4/1/40	2,500	3,101
5% 4/1/41	3,865	4,784
Series 2019:
5% 7/1/34	825	1,049
5% 7/1/39	1,000	1,253
5% 7/1/49	2,100	2,582
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 0.15%, tender 7/1/21 (a)	7,000	7,000
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,356
5% 11/15/49	2,500	2,899
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	2,378
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	5,035
5% 5/15/27	4,635	5,674
5% 5/15/34	10,000	12,269
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,652
5% 5/15/35	1,955	2,386
5% 5/15/36	1,500	1,825
5% 5/15/43	1,500	1,793
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2017 A1, 0.18%, tender 7/15/21 (a)(c)(d)	5,000	5,000
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(d)	7,500	8,149
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	476
4% 10/15/27	400	465
4% 10/15/28	360	423
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	1,465	1,231
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	1,500	1,260
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,657
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	9,683
5.25% 10/1/24	4,170	4,240
5.25% 10/1/25	2,875	2,923
5.75% 10/1/31	4,000	4,074
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,041
5% 4/1/25	5,300	5,514
Series 2012 G, 5% 11/1/25	2,500	2,670
Series 2016 D, 4% 4/1/33	1,660	1,931
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	3,000	3,072
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,800	2,867
Series A, 5% 9/1/29	1,425	1,630
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (a)	5,000	5,211
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,464
5% 5/15/35	4,725	5,524
5% 5/15/40	2,250	2,607
Series 2017, 5% 5/15/47	1,000	1,177
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,950
5% 1/1/38	3,240	3,865
5% 1/1/43	7,300	8,655
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	300
5% 7/1/28	660	827
5% 7/1/29	695	862
5% 7/1/30	730	899
5% 7/1/31	765	939
5% 7/1/32	805	985
5% 7/1/33	845	1,032
5% 7/1/34	885	1,078
5% 7/1/35	925	1,125
5% 7/1/36	500	607
5% 7/1/37	650	787
5% 7/1/38	500	604
5% 7/1/43	1,250	1,498
5% 7/1/48	9,000	10,720
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	457
5% 6/1/39 (c)	475	572
5% 6/1/51 (c)	1,440	1,702
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,005
Series 2015:
5% 2/1/35	1,900	2,027
5% 2/1/45	4,440	4,662
Series 2016:
5% 10/1/26	1,125	1,380
5% 10/1/27	2,360	2,879
5% 10/1/28	1,230	1,492
5% 10/1/29	675	814
5% 10/1/30	1,100	1,321
5% 10/1/33	1,850	2,207
Series 2017 A, 5% 11/1/32 (c)	1,135	1,353
Series 2018 A, 5% 3/1/42	7,500	9,096
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,164
Series 2017 A:
4% 5/1/31	1,500	1,761
4% 5/1/32	1,150	1,346
4% 5/1/33	1,375	1,599
4% 5/1/34	1,375	1,590
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,460	8,044
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	645	715
5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	1,250	1,386
5% 9/1/32 (Pre-Refunded to 9/1/23 @ 100)	1,125	1,247
5% 9/1/35 (Pre-Refunded to 9/1/23 @ 100)	585	648
Desert Sands Unified School District Series 2013 B:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,195
5% 6/1/28 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,195
5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	1,650	1,811
5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	2,500	2,744
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	1,750	1,921
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	331
5% 7/1/30	250	337
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,328
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/23	1,345	1,425
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	400
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,226
Series 2015:
5% 9/1/27	1,940	2,288
5% 9/1/28	4,125	4,853
5% 9/1/29	4,325	5,089
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,335
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,057
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,898
Series 2016:
5% 9/1/27	1,875	2,265
5% 9/1/28	1,500	1,797
5% 9/1/29	2,000	2,381
5% 9/1/30	1,720	2,036
5% 9/1/31	2,500	2,949
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	2,280	2,536
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,611
0% 10/1/25 (AMBAC Insured)	1,665	1,583
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,553
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,744
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,927
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	7,030
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	5,047
Series 2013 A, 5% 6/1/30	6,000	6,526
Series 2015 A, 5% 6/1/33	2,355	2,755
Series 2017 A1:
5% 6/1/21	2,000	2,000
5% 6/1/22	2,000	2,094
5% 6/1/23	2,000	2,185
5% 6/1/24	3,000	3,404
5% 6/1/25	3,050	3,577
5% 6/1/29	3,000	3,668
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,906
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46 (b)	4,250	5,146
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012:
4% 9/2/21	1,750	1,767
5% 9/2/23	1,000	1,060
5% 9/2/25	500	529
Series 2013:
5% 9/2/24	825	914
5% 9/2/26	800	883
Series 2019:
4% 9/2/38	1,000	1,168
4% 9/2/39	1,000	1,165
5% 9/2/44	2,545	3,210
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25 (Pre-Refunded to 9/1/24 @ 100)	2,000	2,306
5% 9/1/26 (Pre-Refunded to 9/1/24 @ 100)	1,860	2,144
5% 9/1/27 (Pre-Refunded to 9/1/24 @ 100)	1,725	1,989
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,000	1,153
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,250	1,441
Series 2013 A:
5% 9/1/24 (Pre-Refunded to 9/1/23 @ 100)	3,830	4,246
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	4,085	4,528
5% 9/1/26 (Pre-Refunded to 9/1/23 @ 100)	4,105	4,550
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,817
5% 8/15/28	1,960	2,017
5% 8/15/29	4,225	4,347
5% 8/15/30	4,555	4,686
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,055
5% 8/1/25	1,000	1,055
5% 8/1/26	1,000	1,055
5% 8/1/27	1,000	1,055
5% 8/1/28	1,000	1,055
5% 8/1/29	1,000	1,054
5% 8/1/30	1,000	1,053
5% 8/1/31	1,000	1,052
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,877
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	2,995	2,726
0% 6/1/31 (FSA Insured)	8,285	6,946
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (d)	1,110	1,334
5% 5/15/27 (d)	2,000	2,463
5% 5/15/29 (d)	1,350	1,657
5% 5/15/30 (d)	1,300	1,592
5% 5/15/31 (d)	2,400	2,932
5% 5/15/32 (d)	1,760	2,147
5% 5/15/33 (d)	1,350	1,643
5% 5/15/34 (d)	1,650	2,004
5% 5/15/35 (d)	2,500	3,034
5% 5/15/36 (d)	3,000	3,634
5% 5/15/37 (d)	2,755	3,330
Series 2019 A, 5% 5/15/44	10,000	12,668
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	411
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District Series 2017 J, 4% 8/1/33	2,500	2,970
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,815
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) Series 2012, 5% 3/1/23	1,600	1,729
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,373
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (d)	795	903
5% 5/15/25 (d)	2,250	2,640
5% 5/15/26 (d)	1,715	2,010
5% 5/15/27 (d)	1,250	1,460
5% 5/15/28 (d)	1,260	1,467
5% 5/15/29 (d)	1,575	1,828
5% 5/15/30 (d)	1,400	1,622
Series 2015 D:
5% 5/15/23 (d)	1,390	1,520
5% 5/15/28 (d)	1,950	2,271
5% 5/15/29 (d)	2,550	2,960
5% 5/15/30 (d)	2,000	2,316
5% 5/15/31 (d)	2,540	2,942
5% 5/15/41 (d)	3,240	3,725
Series 2016 A:
5% 5/15/29 (d)	2,500	3,008
5% 5/15/30 (d)	2,530	3,043
5% 5/15/31 (d)	3,000	3,606
5% 5/15/32 (d)	3,710	4,458
5% 5/15/33 (d)	2,000	2,398
5% 5/15/35 (d)	2,020	2,421
5% 5/15/42 (d)	7,500	8,934
Series 2016 B:
5% 5/15/22 (d)	1,000	1,046
5% 5/15/26 (d)	1,600	1,935
5% 5/15/27 (d)	1,000	1,205
5% 5/15/36 (d)	3,600	4,307
5% 5/15/41 (d)	3,750	4,472
Series 2017 B:
5% 5/15/23 (d)	1,000	1,093
5% 5/15/24 (d)	1,905	2,163
5% 5/15/25 (d)	1,750	2,053
Series 2018 D, 5% 5/15/48 (d)	2,000	2,454
Series 2018, 5% 5/15/43 (d)	10,000	12,355
Series 2019 A, 5% 5/15/49 (d)	4,950	6,066
Series 2019 D, 5% 5/15/49 (d)	5,625	6,960
Series A:
5% 5/15/30 (d)	700	864
5% 5/15/51 (d)	12,270	15,595
Series B, 5% 5/15/48	6,200	8,053
Series F:
4% 5/15/49 (d)	5,000	5,729
5% 5/15/30 (d)	2,480	3,174
5% 5/15/34 (d)	950	1,197
5% 5/15/44 (d)	13,685	16,874
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,951
5% 7/1/30	6,000	6,958
Series 2016 B, 5% 7/1/42	4,595	5,447
Series B:
5% 7/1/40	16,500	21,690
5% 7/1/50	17,155	22,209
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A:
5% 7/1/47	3,030	3,930
5% 7/1/50	1,255	1,625
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (d)	1,500	1,705
Series 2019 A, 5% 8/1/22 (d)	150	158
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	370
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	615
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	569
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	1,000	1,138
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	1,555	1,770
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	228
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	256
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	569
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	455
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	455
Series 2016 B, 5% 11/1/36	1,500	1,808
Los Angeles Unified School District Series C, 4% 7/1/44	5,000	5,977
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	5,027
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	4,201
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,096
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	230
5% 4/1/28	3,350	4,130
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,999
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,700
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	935	944
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605	622
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,916
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,063
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,790
5% 6/1/31	500	545
5% 6/1/32	500	546
5% 6/1/33	1,800	1,963
5% 6/1/34	1,345	1,466
5% 6/1/35	1,895	2,065
5% 6/1/36	2,000	2,177
5% 6/1/41	6,155	6,682
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,371
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,478
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,747
5% 9/1/25	1,000	1,056
5% 9/1/26	1,155	1,218
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	4,137
Series 2015:
4% 9/1/24 (FSA Insured)	330	369
5% 9/1/25 (FSA Insured)	680	791
5% 9/1/26 (FSA Insured)	500	583
5% 9/1/26 (FSA Insured)	1,500	1,749
5% 9/1/27 (FSA Insured)	455	529
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,695
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,250	11,306
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	1,800	1,811
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,864
5% 5/1/38	2,265	2,707
5% 5/1/39	1,500	1,790
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,755	4,600
Oakland Gen. Oblig. Series 2015 A:
5% 1/15/28	1,225	1,449
5% 1/15/29	1,650	1,949
5% 1/15/30	1,665	1,964
5% 1/15/31	1,520	1,791
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	150	152
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/30	1,250	1,468
5% 8/1/30 (FSA Insured)	1,570	1,851
5% 8/1/40	3,500	4,100
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,018
5% 2/1/23	5,000	5,139
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	4,211
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (FSA Insured)	4,315	5,602
Series 2021 B:
4% 5/15/35 (FSA Insured) (d)	1,120	1,361
4% 5/15/36 (FSA Insured) (d)	775	939
4% 5/15/37 (FSA Insured) (d)	700	845
4% 5/15/38 (FSA Insured) (d)	800	964
4% 5/15/39 (FSA Insured) (d)	555	667
4% 5/15/40 (FSA Insured) (d)	685	821
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,552
5% 2/1/36	6,630	7,902
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	6,195
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (FSA Insured)	1,275	1,545
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,753
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,986
Series 2017, 5% 11/1/42	3,000	3,486
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,591
Perris Union High School District Series A, 4% 9/1/48 (FSA Insured)	11,000	12,888
Placer County Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	999
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,981
Port of Oakland Rev.:
Series 2012 P:
5% 5/1/22 (d)	4,000	4,166
5% 5/1/24 (Pre-Refunded to 5/1/22 @ 100) (d)	3,070	3,206
Series 2017 D:
5% 11/1/25 (d)	5,135	6,072
5% 11/1/26 (d)	2,285	2,779
5% 11/1/27 (d)	4,000	4,986
5% 11/1/28 (d)	4,925	6,104
5% 11/1/29 (d)	4,200	5,192
Series 2021 H, 5% 5/1/28 (d)	2,125	2,675
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,984
5% 6/15/28	2,190	2,609
5% 12/15/28	2,200	2,615
5% 12/15/29	4,825	5,721
5% 12/15/30	3,500	4,694
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	10,739
Series 2011, 0% 8/1/46	10,150	5,051
Series B:
0% 8/1/33	4,840	3,873
0% 8/1/35	9,000	6,845
0% 8/1/37	6,325	4,536
0% 8/1/41	5,130	3,253
Poway Unified School District Pub. Fing.:
Series 2013, 5% 9/15/26	930	1,028
Series 2015 A:
5% 9/1/30	1,495	1,734
5% 9/1/31	1,260	1,458
5% 9/1/32	1,795	2,070
5% 9/1/33	2,740	3,152
5% 9/1/34	1,225	1,408
5% 9/1/35	1,580	1,813
5% 9/1/36	3,395	3,883
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/25 (FSA Insured)	1,775	2,026
5% 9/1/26 (FSA Insured)	1,350	1,538
5% 9/1/27 (FSA Insured)	1,700	1,933
5% 9/1/28 (FSA Insured)	1,700	1,929
5% 9/1/29 (FSA Insured)	1,850	2,095
Richmond Wastewtr. Rev. Series 2019 A:
4% 8/1/49	4,000	4,639
5% 8/1/39	390	496
5% 8/1/44	2,135	2,680
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,720
5.75% 6/1/48	5,000	5,440
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,856
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,025
5% 8/1/27	1,725	2,037
5% 8/1/28	1,935	2,281
5% 8/1/29	2,330	2,744
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,580
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,230
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,482
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,084
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	6,038
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,679
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,797
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,645
Sacramento City Unified School District Series 2007, 0% 7/1/28 (FSA Insured)	1,450	1,310
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	946
5% 7/1/36	2,000	2,391
5% 7/1/41	6,430	7,684
Series 2018 C:
5% 7/1/34 (d)	4,000	4,929
5% 7/1/35 (d)	5,000	6,153
5% 7/1/36 (d)	7,500	9,208
Series 2018 E:
5% 7/1/33	1,315	1,640
5% 7/1/34	1,000	1,245
5% 7/1/35	1,000	1,243
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	2,963
Series 2013 A, 5% 8/15/41	2,810	3,083
Series 2016 D, 5% 8/15/28	2,500	3,234
Sacramento TOT Rev. Series A:
5% 6/1/34	700	853
5% 6/1/35	2,065	2,513
5% 6/1/36	2,215	2,690
5% 6/1/37	2,405	2,914
5% 6/1/38	1,240	1,499
5% 6/1/43	6,000	7,188
San Bernardino Cmnty. College District Series 2019 A, 4% 8/1/44	2,000	2,303
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	6,860	7,622
(Med. Ctr. Fing. Proj.) Series 1994, 5.5% 8/1/22 (Escrowed to Maturity)	10,000	10,341
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (Escrowed to Maturity)	1,100	1,210
5% 8/1/24 (Escrowed to Maturity)	1,250	1,379
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,894
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	2,044
5% 7/1/31	2,000	2,450
5% 7/1/33	1,735	2,122
5% 7/1/34	1,380	1,685
5% 7/1/35	1,500	1,829
5% 7/1/36	1,980	2,410
5% 7/1/38	2,000	2,425
5% 7/1/42	5,000	6,022
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (d)	1,000	1,139
5% 7/1/25 (d)	515	606
5% 7/1/27 (d)	500	619
5% 7/1/28 (d)	1,000	1,237
5% 7/1/29 (d)	1,725	2,127
5% 7/1/30 (d)	2,915	3,583
5% 7/1/31 (d)	1,250	1,531
5% 7/1/32 (d)	1,300	1,594
5% 7/1/33 (d)	1,330	1,627
5% 7/1/34 (d)	1,000	1,221
5% 7/1/36 (d)	1,500	1,825
5% 7/1/37 (d)	750	910
5% 7/1/47 (d)	5,250	6,341
Series A, 5% 7/1/26 (d)	690	833
Series 2000 B, 5% 7/1/22	4,000	4,210
Series 2013 B, 5% 7/1/38 (d)	7,000	7,614
Series 2017A, 5% 7/1/42	5,810	7,111
Series 2019 B:
5% 7/1/28 (d)	820	1,035
5% 7/1/49 (d)	3,250	3,982
Series 2020 B:
5% 7/1/29	2,720	3,551
5% 7/1/30	2,550	3,390
Series 2020 C, 5% 7/1/23 (d)	585	641
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,783
Series 2015 A, 5% 10/15/44	4,005	4,664
Series 2016:
5% 10/15/29	2,000	2,361
5% 10/15/30	1,000	1,179
5% 10/15/31	650	765
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,755
Series 2008 C, 0% 7/1/37	1,300	955
Series 2008 E, 0% 7/1/47 (e)	8,700	8,437
Series A, 4% 7/1/50	5,000	5,975
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,544
4% 7/1/39	2,075	2,415
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (d)	1,865	2,085
Series 2016 A:
5% 5/1/28	2,280	2,751
5% 5/1/29	1,225	1,471
5% 5/1/30	330	395
5% 5/1/32	1,000	1,195
Series 2016 B:
5% 5/1/41 (d)	9,695	11,548
5% 5/1/46 (d)	23,000	27,301
Series 2017 A, 5% 5/1/42 (d)	3,205	3,903
Series 2017 D, 5% 5/1/25 (d)	2,250	2,636
Series 2019 A:
5% 5/1/36 (d)	10,000	12,552
5% 5/1/37 (d)	5,595	7,004
5% 1/1/47 (d)	6,005	7,326
5% 5/1/49 (d)	12,645	15,505
Series 2019 B, 5% 5/1/49	5,000	6,218
Series 2019 E, 5% 5/1/50 (d)	7,000	8,574
Series A, 5% 5/1/44 (d)	14,620	16,348
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,055
5% 8/1/24	750	790
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,000
5% 8/1/26 (FSA Insured)	1,055	1,203
5% 8/1/27 (FSA Insured)	1,250	1,422
5% 8/1/28 (FSA Insured)	1,250	1,422
5% 8/1/29 (FSA Insured)	3,150	3,582
5% 8/1/30 (FSA Insured)	4,070	4,629
5% 8/1/31 (FSA Insured)	650	739
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,796
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (d)	2,480	3,046
5% 3/1/29 (d)	735	905
5% 3/1/31 (d)	1,100	1,336
5% 3/1/32 (d)	850	1,033
5% 3/1/33 (d)	1,095	1,327
5% 3/1/34 (d)	1,250	1,512
5% 3/1/35 (d)	3,475	4,198
5% 3/1/36 (d)	2,250	2,713
5% 3/1/37 (d)	2,250	2,708
5% 3/1/41 (d)	10,235	12,302
Series 2017 B:
5% 3/1/29	200	246
5% 3/1/30	250	307
5% 3/1/32	235	287
5% 3/1/33	250	305
5% 3/1/34	500	608
5% 3/1/37	3,000	3,644
Series 2021 A:
4% 3/1/34 (d)	2,000	2,431
5% 3/1/24 (d)	1,000	1,125
5% 3/1/25 (d)	500	582
5% 3/1/26 (d)	1,550	1,853
5% 3/1/27 (d)	750	921
5% 3/1/28 (d)	1,270	1,592
5% 3/1/29 (d)	1,000	1,279
5% 3/1/30 (d)	1,275	1,656
5% 3/1/31 (d)	1,600	2,113
5% 3/1/32 (d)	2,000	2,632
5% 3/1/33 (d)	1,500	1,968
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,954
5% 10/1/29	675	796
5% 10/1/30	2,000	2,350
5% 10/1/31	2,310	2,713
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,779
0% 8/1/37	1,900	1,354
0% 8/1/47	9,000	4,673
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,302
5% 9/1/37	1,000	1,297
5% 9/1/38	760	983
5% 9/1/39	1,000	1,291
5% 9/1/40	1,100	1,417
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/24	4,000	4,592
5% 7/15/26	4,000	4,907
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	10,242
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,986
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,447
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,435
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	933
5% 6/15/26 (FSA Insured)	860	970
5% 6/15/27 (FSA Insured)	1,770	1,989
5% 6/15/28 (FSA Insured)	1,865	2,089
5% 6/15/29 (FSA Insured)	1,780	1,992
5% 6/15/30 (FSA Insured)	1,150	1,287
5% 6/15/31 (FSA Insured)	1,000	1,119
Sanger Unified School District Series 1999, 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220	231
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,298
5% 4/1/32	1,365	1,756
5% 4/1/34	1,000	1,279
5% 4/1/36	2,135	2,720
5% 4/1/37	1,000	1,271
5% 4/1/38	845	1,071
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,014
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	916
5% 7/1/36	2,380	2,966
5% 7/1/37	1,780	2,214
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,547
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	516
4% 7/1/37	475	562
4% 7/1/38	450	531
4% 7/1/39	550	648
5% 7/1/30	250	315
5% 7/1/31	350	440
5% 7/1/32	255	320
5% 7/1/33	250	313
5% 7/1/34	315	394
5% 7/1/35	400	500
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/22 (AMBAC Insured)	2,900	2,889
0% 9/1/25 (AMBAC Insured)	6,800	6,549
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	948
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	3,047
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (FSA Insured)	1,255	1,561
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)	45	59
Series 2019 B:
5% 9/1/21 (d)	1,205	1,219
5% 9/1/21 (Escrowed to Maturity) (d)	40	40
5% 9/1/24 (d)	425	487
5% 9/1/24 (Escrowed to Maturity) (d)	15	17
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,376
5% 4/1/36	3,000	3,548
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,035
5% 8/15/26	1,975	2,042
5% 8/15/27	700	724
5% 8/15/28	1,000	1,034
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46 (b)	5,000	6,001
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	10,000	9,972
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,340
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,291
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,311
5% 10/1/35	1,000	1,260
5% 10/1/36	1,585	1,992
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	341
5% 8/1/25 (FSA Insured)	750	858
5% 8/1/27 (FSA Insured)	265	302
5% 8/1/28 (FSA Insured)	510	581
5% 8/1/38 (FSA Insured)	2,500	2,830
5% 8/1/42 (FSA Insured)	4,650	5,265
Series 2012:
5% 7/1/23 (FSA Insured)	1,270	1,335
5% 7/1/24 (FSA Insured)	1,350	1,419
5% 7/1/25 (FSA Insured)	1,060	1,113
5% 7/1/26 (FSA Insured)	1,110	1,166
5% 7/1/27 (FSA Insured)	1,065	1,119
5% 1/1/29 (FSA Insured)	600	630
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,791
5% 9/1/25 (FSA Insured)	3,500	4,137
5% 9/1/26 (FSA Insured)	3,000	3,651
5% 9/1/27 (FSA Insured)	4,030	4,900
5% 9/1/28 (FSA Insured)	3,500	4,252
5% 9/1/29 (FSA Insured)	2,000	2,427
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,142
5% 6/1/26	1,000	1,221
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	943
5% 11/15/25 (FSA Insured)	800	949
5% 11/15/26 (FSA Insured)	965	1,153
5% 11/15/27 (FSA Insured)	1,500	1,786
5% 11/15/28 (FSA Insured)	1,165	1,384
Turlock Irrigation District Rev. Series 2020:
5% 1/1/31	6,375	8,432
5% 1/1/32	6,695	8,831
5% 1/1/41	4,000	5,160
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,994
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	7,883
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/34	2,000	2,485
Series 2019 BB, 5% 5/15/49	2,000	2,527
Series 2020 BE, 4% 5/15/50	6,855	8,119
Series 2021, 5% 5/15/46	5,000	6,540
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,095
4% 1/1/36	1,000	1,093
5% 1/1/30	1,335	1,589
5% 1/1/31	1,350	1,600
5% 1/1/32	1,400	1,655
5% 1/1/33	2,835	3,343
5% 1/1/34	2,230	2,623
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,028
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,483
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,475
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,435
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,077
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,564
5.5% 8/1/38	1,500	1,692
5.5% 8/1/40	5,000	5,642
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,977
5% 7/1/32	1,350	1,589
5% 7/1/33	1,000	1,174
Series 2019 A:
5% 7/1/30	1,000	1,241
5% 7/1/31	875	1,079
5% 7/1/32	890	1,088
5% 7/1/36	750	899
Series A:
4% 7/1/33	260	299
4% 7/1/35	300	342
5% 7/1/30	300	379
5% 7/1/31	325	408
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,326
Series 2014 A:
5% 8/1/23	365	401
5% 8/1/25	2,555	2,919
5% 8/1/26	2,550	2,910
5% 8/1/27	1,150	1,309
5% 8/1/28	1,000	1,138
5% 8/1/29	1,675	1,907
Western Riverside County Trust & Wastewtr. Fin. Auth. Series 2009:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,757
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,258
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	2,088

TOTAL CALIFORNIA		2,227,870

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (d)	480	519
Series C, 5% 10/1/21 (Escrowed to Maturity) (d)	390	396

TOTAL GUAM		915

TOTAL MUNICIPAL BONDS
(Cost $2,047,841)		2,228,785

Municipal Notes - 3.5%
California - 3.5%
California Gen. Oblig. Series 2005 B5, 0.01% 6/1/21, LOC MUFG Union Bank NA, VRDN (a)	5,000	$5,000
California Muni. Fin. Auth. Student Hsg. Participating VRDN Series 2021 XL 01 73, 0.15% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,700	3,700
California Pub. Fin. Auth. Rev. Series 2017 C, 0.01% 6/1/21, LOC Barclays Bank PLC, VRDN (a)	2,500	2,500
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series 2017, 0.12% 6/4/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,850	3,850
Contra Costa County Schools TRAN Series A, 2% 12/1/21	3,400	3,427
Eastern California Muni. Wtr. District Wtr. and Wasterwater Series 2018 A, 0.01% 6/1/21 (Liquidity Facility Bank of America NA), VRDN (a)	2,345	2,345
Irvine Impt. Bond Act of 1915 (Assessment District #97-17 Proj.) Series 1998, 0.01% 6/1/21, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,100	4,100
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2002 A7, 0.01% 6/1/21 (Liquidity Facility Bank of America NA), VRDN (a)	7,400	7,400
Series 2021 A1, 0.01% 6/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (a)	9,350	9,350
Series A3, 0.01% 6/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,000	6,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B4, 0.01% 6/1/21 (Liquidity Facility Citibank NA), VRDN (a)	2,300	2,300
Series 2019 A1, 0.01% 6/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	12,460	12,460
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 0.02% 6/1/21, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,311	1,311
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.35% 7/2/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	9,945	9,945
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 58, 0.35% 7/2/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,425	1,425
Southern California Pub. Pwr. Auth. Rev. Series 2020 3, 0.01% 6/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,500	6,500
TOTAL MUNICIPAL NOTES
(Cost $81,614)		81,613
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,129,455)		2,310,398
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,597)
NET ASSETS - 100%		$2,303,801

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,729,000 or 0.6% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,945,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.35% 7/2/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20 - 12/1/20	$9,945

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.